Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2023
Entity Registrant Name	dei_EntityRegistrantName	EXCHANGE TRADED CONCEPTS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001452937
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 01, 2023
Document Effective Date	dei_DocumentEffectiveDate	Sep. 01, 2023
Prospectus Date	rr_ProspectusDate	Sep. 01, 2023
Nifty India Financials ETF (First Prospectus) | | Nifty India Financials ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	INDF
KPOP and Korean Entertainment ETF (Second Prospectus) | | KPOP and Korean Entertainment ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KPOP
ROBO Global(R) Robotics and Automation Index ETF (Third Prospectus) | | ROBO Global® Robotics and Automation Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ROBO
ROBO Global(R) Healthcare Technology and Innovation ETF (Third Prospectus) | | ROBO Global® Healthcare Technology and Innovation ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTEC
ROBO Global(R) Artificial Intelligence ETF (Third Prospectus) | | ROBO Global® Artificial Intelligence ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	THNQ